Acquisition of Subsidiaries - Pro-Forma Information (Details) - GBP (£) £ in Thousands	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Velocity Partners
Disclosure of detailed information about business combination [line items]
Pro-forma, revenue since acquisition date	£ 15,281
Pro-forma, profit since acquisition date	£ 2,635
Pro-forma, revenue			£ 30,383
Pro-forma, profit			£ 4,327
ISDC
Disclosure of detailed information about business combination [line items]
Pro-forma, revenue since acquisition date		£ 10,338
Pro-forma, profit since acquisition date		£ 1,398
Pro-forma, revenue				£ 12,262
Pro-forma, profit				£ 1,589